Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	LeasesThe Company has finance and operating leases for heavy equipment, shop facilities, vehicles and office facilities. These leases have lease terms of one to 15 years, with options to extend on certain leases for terms up to five years.
a) Lease expenses and (income)

Year ended December 31,	2020	2019
Short-term lease expense	$14,555	$36,179
Operating lease expense	4,740	4,435
Operating lease income	(8,118)	(3,074)
The Company generates operating lease income from the sublease of certain office facilities and heavy equipment rentals.
During the year ended December 31, 2020, depreciation of equipment under finance leases was $17,147 (December 31, 2019 - $26,416).
b) Supplemental balance sheet information

	December 31, 2020	December 31, 2019
Net book value of property, plant and equipment under finance leases	$115,942	$139,140
Weighted-average remaining lease term (in years):
Finance leases	3.0	3.1
Operating leases	8.1	8.3
Weighted-average discount rate:
Finance leases	3.66%	3.94%
Operating leases	4.79%	4.80%
c) Maturity analysis
The future minimum lease payments and receipts from non-cancellable operating leases as at December 31, 2020 for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2021	$28,969	$4,768	$8,179
2022	22,735	3,702	7,276
2023	13,942	2,413	6,121
2024	6,442	1,193	493
2025 and thereafter	1,358	10,160	—
Total minimum lease payments	$73,446	$22,236	$22,069
Less: amount representing interest	(3,974)	(4,114)
Carrying amount of minimum lease payments	$69,472	$18,122
Less: current portion of leases	(26,895)	(4,004)
	$42,577	$14,118

Leases	LeasesThe Company has finance and operating leases for heavy equipment, shop facilities, vehicles and office facilities. These leases have lease terms of one to 15 years, with options to extend on certain leases for terms up to five years.
a) Lease expenses and (income)

Year ended December 31,	2020	2019
Short-term lease expense	$14,555	$36,179
Operating lease expense	4,740	4,435
Operating lease income	(8,118)	(3,074)
The Company generates operating lease income from the sublease of certain office facilities and heavy equipment rentals.
During the year ended December 31, 2020, depreciation of equipment under finance leases was $17,147 (December 31, 2019 - $26,416).
b) Supplemental balance sheet information

	December 31, 2020	December 31, 2019
Net book value of property, plant and equipment under finance leases	$115,942	$139,140
Weighted-average remaining lease term (in years):
Finance leases	3.0	3.1
Operating leases	8.1	8.3
Weighted-average discount rate:
Finance leases	3.66%	3.94%
Operating leases	4.79%	4.80%
c) Maturity analysis
The future minimum lease payments and receipts from non-cancellable operating leases as at December 31, 2020 for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2021	$28,969	$4,768	$8,179
2022	22,735	3,702	7,276
2023	13,942	2,413	6,121
2024	6,442	1,193	493
2025 and thereafter	1,358	10,160	—
Total minimum lease payments	$73,446	$22,236	$22,069
Less: amount representing interest	(3,974)	(4,114)
Carrying amount of minimum lease payments	$69,472	$18,122
Less: current portion of leases	(26,895)	(4,004)
	$42,577	$14,118